Fair Value Measurements (Details) - CIK0001815805 BROADSTONE ACQUISITION CORP. - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Marketable securities held in the Trust Account	$ 305,332,346	$ 305,311,303
Warrant liability	25,240,908	26,175,756
Level 1
Fair Value Measurements
Marketable securities held in the Trust Account	305,332,346	305,311,303
Level 1 | Recurring
Fair Value Measurements
Marketable securities held in the Trust Account		305,311,303
Private Placement Warrants | Level 2
Fair Value Measurements
Warrant liability	8,754,545	9,078,787
Private Placement Warrants | Level 2 | Recurring
Fair Value Measurements
Warrant liability		9,078,787
Public Warrants | Level 1
Fair Value Measurements
Warrant liability	$ 16,486,363	17,096,969
Public Warrants | Level 1 | Recurring
Fair Value Measurements
Warrant liability		$ 17,096,969